Financial risk management - Summary of Interest Rate Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial liabilities	$ 8,373,459	$ 6,933,600
Interest rate risk
Disclosure of credit risk exposure [line items]
Financial liabilities	1,723,962	2,167,369
Interest rate risk | Non-current loans and borrowings
Disclosure of credit risk exposure [line items]
Financial liabilities	$ 2,232,309	$ 2,186,307